Note 15 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land and Buildings (1)	Machinery and Equipment	Assets under Construction (2)	Other	Total
Cost
At December 31, 2018	$177,864	$430,862	$35,673	$23,410	$667,809
Additions	—	1,991	44,709	521	47,221
Transfers and disposals	20,548	23,802	(52,737)	507	(7,880)
At December 31, 2019	$198,412	$456,655	$27,645	$24,438	$707,150
Additions	—	2,096	47,266	391	49,753
Transfers and disposals	917	9,873	(19,242)	3,822	(4,630)
At December 31, 2020	$199,329	$468,624	$55,669	$28,651	$752,273

Accumulated depreciation, amortization and impairment
At December 31, 2018	$(111,258)	$(291,959)	$—	$(13,508)	$(416,725)
Depreciation and amortization	(4,980)	(23,829)	—	(2,122)	(30,931)
Transfers and disposals	271	5,189	—	459	5,919
Impairment	(13,073)	(15,701)	—	—	(28,774)
At December 31, 2019	$(129,040)	$(326,300)	$—	$(15,171)	$(470,511)
Depreciation and amortization	(4,188)	(19,833)	—	(2,555)	(26,576)
Transfers and disposals	72	2,754	—	208	3,034
At December 31, 2020	$(133,156)	$(343,379)	$—	$(17,518)	$(494,053)

Carrying values
At December 31, 2019	$69,372	$130,355	$27,645	$9,267	$236,639
At December 31, 2020	$66,173	$125,245	$55,669	$11,133	$258,220

Disclosure of detailed information about property plant and equipment allocated by mine explanatory [text block]
	San Dimas	Santa Elena	La Encantada	Non-producing Properties(1)	Other	Total
Cost
At December 31, 2018	$127,763	$76,671	$132,146	$299,037	$32,192	$667,809
Additions	10,465	4,453	5,066	3,073	24,164	47,221
Transfers and disposals	(1,925)	9,638	90	(4,870)	(10,813)	(7,880)
At December 31, 2019	$136,303	$90,762	$137,302	$297,240	$45,543	$707,150
Additions(2)	10,384	7,933	4,209	272	26,955	49,753
Transfers and disposals	41	(1,364)	1,999	(3,751)	(1,555)	(4,630)
At December 31, 2020	$146,728	$97,331	$143,510	$293,761	$70,943	$752,273

Accumulated depreciation, amortization and impairment
At December 31, 2018	$(7,545)	$(37,007)	$(89,086)	$(265,811)	$(17,276)	$(416,725)
Depreciation and amortization	(12,355)	(6,989)	(5,278)	(4,378)	(1,931)	(30,931)
Transfers and disposals	153	1,021	572	3,999	174	5,919
Impairment	—	—	(28,774)	—	—	(28,774)
At December 31, 2019	$(19,747)	$(42,975)	$(122,566)	$(266,190)	$(19,033)	$(470,511)
Depreciation and amortization	(15,032)	(6,451)	(2,646)	(592)	(1,855)	(26,576)
Transfers and disposals	156	1,340	(1,743)	2,909	372	3,034
At December 31, 2020	$(34,623)	$(48,086)	$(126,955)	$(263,873)	$(20,516)	$(494,053)

Carrying values
At December 31, 2019	$116,556	$47,787	$14,736	$31,050	$26,510	$236,639
At December 31, 2020	$112,105	$49,245	$16,555	$29,888	$50,427	$258,220